LOANS, FINANCING, DEBENTURES AND LEASES - Breakdown (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) installment	Dec. 31, 2018 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 4,126,490	R$ 1,464,166
Noncurrent	9,698,183	4,675,271
Total	13,824,673	6,139,437
Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	4,126,490	1,367,551
Noncurrent	9,698,183	4,675,271
Total	13,824,673	6,042,822
Foreign currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		96,615
Total		96,615
Loans and financing | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	23,865	666,213
Noncurrent	24,985	819,742
Total	R$ 48,850	1,485,955
Loans and financing | Foreign currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		96,615
Total		96,615
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		214,012
Total		214,012
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Foreign currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		96,615
Total		96,615
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	4.08%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | ECM | Foreign currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	2.38%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		184,200
Noncurrent		122,011
Total		306,211
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	3.38%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		13,403
Total		13,403
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	5.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		103,486
Noncurrent		316,269
Total		419,755
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		37,837
Noncurrent		94,516
Total		132,353
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	4.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	6.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		80,014
Noncurrent		245,887
Total		325,901
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	2.32%
Financing - BNDES PSI maturing 1/15/2023 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 8,847	18,207
Noncurrent	112	1,263
Total	R$ 8,959	19,470
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	2.50%
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	5.50%
Financing - BNB maturing 8/18/2022 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 15,018	15,054
Noncurrent	24,873	39,796
Total	R$ 39,891	54,850
Bank guarantee (in percent)	100.00%
Number of installments | installment	3
Remaining balances	R$ 13,212	12,473
Financing - BNB maturing 8/18/2022 | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	7.06%
Financing - BNB maturing 8/18/2022 | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	10.00%
Financing - Suppliers | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 996,177	524,244
Noncurrent	97
Total	R$ 996,274	524,244
Financing - Suppliers | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	109.20%
Financing - Suppliers | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	122.50%
Debentures | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 1,077,183	123,961
Noncurrent	2,027,167	3,049,949
Total	3,104,350	3,173,910
4th issue - Series 3 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		41,121
Total		41,121
1st issue - Minas Comunica | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	28,366	26,250
Noncurrent	28,366	52,499
Total	R$ 56,732	78,749
5th issue | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
CDI, as percentage	108.25%
Current	R$ 44,504	51,233
Noncurrent	1,998,801	1,997,694
Total	R$ 2,043,305	2,048,927
6th issue | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.24%
CDI, as percentage	100.00%
Current	R$ 1,004,313	5,357
Noncurrent		999,756
Total	1,004,313	1,005,113
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Current	2,029,265	53,133
Noncurrent	R$ 7,161,886	339,894
Leases | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	4.90%
Current	R$ 2,029,265	53,133
Noncurrent	7,161,886	339,894
Total	9,191,151	393,027
Contingent Consideration | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Noncurrent	484,048	465,686
Total	R$ 484,048	R$ 465,686